Share capital	9 Months Ended
Jul. 31, 2023
Text block [abstract]
Share capital
Note 9.    Share capital
Common shares

	For the three months ended						For the nine months ended
$ millions, except number of shares		2023 Jul. 31	2023 Apr. 30		2022 Jul. 31			2023 Jul. 31		2022 Jul. 31
	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount	Number of shares (1)	Amount
Balance at beginning of period	917,769,363	$15,389	911,628,796	$15,046	903,154,932	$14,545	906,040,097	$14,726	901,655,952	$14,351
Issuance pursuant to:
Equity-settled share-based compensation plans (2)	340,410	17	61,493	3	203,657	11	533,234	26	1,510,875	82
Shareholder investment plan (3)	5,197,202	294	5,337,388	296	635,977	40	15,281,015	862	1,603,223	113
Employee share purchase plan	805,620	46	708,052	42	661,554	44	2,254,186	132	1,709,684	125
	924,112,595	$15,746	917,735,729	$15,387	904,656,120	$14,640	924,108,532	$15,746	906,479,734	$14,671
Purchase of common shares for cancellation	–	–	–	–	–	–	–	–	(1,800,000)	(29)
Treasury shares	(78,660)	(4)	33,634	2	35,053	3	(74,597)	(4)	11,439	1
Balance at end of period	924,033,935	$15,742	917,769,363	$15,389	904,691,173	$14,643	924,033,935	$15,742	904,691,173	$14,643
(1)
On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

(2)	Includes the settlement of contingent consideration related to prior acquisitions.
(3)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Normal course issuer bid
Our normal course issuer bid expired on December 12, 2022. Under this bid, we purchased and cancelled 1,800,000 common shares (on a post share basis) at an average price of $74.43 for a total amount of $134 million during the first quarter of 2022.
Preferred shares and other equity instruments
Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC)
Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 47 (NVCC) (Series 47 shares) had the option to convert their shares into
Non-cumulative
Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares) on a one-for-one basis on January 31, 2023. As the conditions for conversion were not met, no Series 48 shares were issued, and all of the Series 47 shares remain outstanding. The dividend on the Series 47 shares was reset to 5.878%, payable quarterly as and when declared by the Board of Directors, effective for the five-year period commencing January 31, 2023.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
(1)
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2023 Jul. 31	2022 Oct. 31
Common Equity Tier 1 (CET1) capital		$38,731	$37,005
Tier 1 capital	A	43,673	41,946
Total capital		50,411	48,263
Total risk-weighted assets (RWA)	B	317,773	315,634
CET1 ratio		12.2%	11.7%
Tier 1 capital ratio		13.7%	13.3%
Total capital ratio		15.9%	15.3%
Leverage ratio exposure (2)	C	$1,039,329	$961,791
Leverage ratio (2)	A/C	4.2%	4.4%
TLAC available	D	$96,037	$95,136
TLAC ratio	D/B	30.2%	30.1%
TLAC leverage ratio (2)	D/C	9.2%	9.9%
(1)
The 2022 results included the impact of the ECL transitional arrangement announced by OSFI on March 27, 2020, which results in a portion of ECL allowances that would otherwise be included in Tier 2 capital qualifying for inclusion in CET1 capital subject to certain scalars and limitations. The transitional arrangement was no longer applicable, beginning in the first quarter of 2023. The July 31, 2023 results reflect the impacts from the implementation of Basel III reforms that became effective as of February 1, 2023.

(2)
The temporary exclusion of Central bank reserves from the leverage ratio exposure measure in response to the onset of the COVID-19 pandemic was no longer applicable beginning in the second quarter of 2023.

Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.0%, which was increased from 2.5% effective February 1, 2023. The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios are 11.0%, 12.5%, and 14.5%, respectively. On June 20, 2023, OSFI further announced an increase to the DSB from
3.0%
to

3.5
%
, effective November 1, 2023.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5
%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.0% as noted above), and a minimum TLAC leverage ratio of 7.25%. These targets may be higher for certain institutions at OSFI’s discretion.
During the quarter ended July 31, 2023, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.